CONSOLIDATED BALANCE SHEETS	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Current assets:
Cash and cash equivalents	$ 107,104,714	$ 254,065,589
Restricted cash	182,544	316,777
Accounts receivable trade, net	21,670,452	34,348,925
Accounts receivable unbilled, net	43,882,041	11,473,590
Advances to suppliers	1,016,895	276,737
Value added tax receivable	5,929,157	4,600,213
Project assets, current	25,969,148	9,587,254
Prepaid expenses and other current assets, net	14,973,918	14,518,651
Total current assets	220,728,869	329,187,736
Property, plant and equipment, net	170,477,361	125,646,486
Deferred tax assets, net	0	776,261
Project assets non-current	26,589,906	6,550,583
Goodwill	1,022,567	1,022,567
Operating lease right-of-use assets	22,687,986	16,944,867
Finance lease right-of-use assets	21,669,428	24,557,562
Investment in U.S. treasury notes+	10,046,645	0
Other non-current assets	20,627,622	24,582,137
Total assets	493,850,384	529,268,199
Current liabilities:
Accounts payable	7,117,891	3,764,839
Advances from customers	3,640,881	81,611
Amounts due to related parties	1,475,254	9,531,450
Long-term borrowings, current portion	1,007,886
Income tax payable	862,045	843,923
Salaries payable	539,580	339,883
Operating lease liabilities, current	1,211,706	726,842
Failed sales-leaseback and finance lease liabilities, current	9,993,277	11,366,707
Other current liabilities	17,448,789	8,443,963
Total current liabilities	43,297,309	35,099,218
Long-term borrowings	22,518,272	61,510
Operating lease liabilities, non-current	20,855,209	15,778,063
Failed sales-leaseback and finance lease liabilities, non-current	14,962,505	29,916,924
Deferred tax liabilities, non-current	3,573,146
Total liabilities	105,206,441	80,855,715
Commitments and contingencies
Shareholders' equity
Common shares (800,000,000 shares and 1,000,000,000 shares; no par value, authorized at December 31, 2021 and 2022; 717,316,622 shares issued and 671,510,912 shares outstanding at December 31, 2021;651,121,762 shares issued and 602,748,412 shares outstanding at December 31, 2022)	806,283,220	847,378,968
Additional paid-in capital	13,500,452	12,396,170
Treasury stock, at cost (30,904,110 and 33,471,750 shares as of December 31, 2021 and 2022, respectively)	(19,999,997)	(18,446,119)
Accumulated deficit	(437,376,829)	(432,705,128)
Accumulated other comprehensive loss	(15,113,859)	(4,618,323)
Emeren Group Ltd shareholders' equity	347,292,987	404,005,568
Noncontrolling interest	41,350,956	44,406,916
Total equity	388,643,943	448,412,484
Total liabilities and equity	$ 493,850,384	$ 529,268,199